S000008513 [Member] Performance Management - Nuveen California High Yield Municipal Bond Fund	Feb. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Bar Chart Narrative [Text Block]
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Return*
Bar Chart Closing [Text Block]	During the ten-year period ended December 31, 2025, the Fund’s highest and lowest quarterly returns were 10.74% and -10.29%, respectively, for the quarters ended December 31, 2023 and March 31, 2022.
Performance Table Heading	Average Annual Total Returnsfor the Periods EndedDecember 31, 2025
Performance Table Narrative
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.

Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Availability Website Address [Text]	www.nuveen.com/performance
Performance Availability Phone [Text]	(800) 257-8787
Nuveen California High Yield Municipal Bond Fund - Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	(0.20%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest
Highest Quarterly Return	10.74%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest
Lowest Quarterly Return	(10.29%)
Lowest Quarterly Return, Date	Mar. 31, 2022